Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance	$ 546	$ 456
Liabilities incurred	35	14
Liabilities settled	(37)	(43)
Accretion	(30)	23
Acquisition of liabilities	1	19
Disposition of liabilities		(32)
Revisions in estimated cash flows	72	103
Revisions in discount rates	36	16
Reversals	(6)	(1)
Change in foreign exchange rates	(4)	(7)
Balance	$ 673	546
Minimum
Reconciliation of changes in other provisions [abstract]
Increase (decrease) in discount rates, other provisions	(0.30%)
Maximum
Reconciliation of changes in other provisions [abstract]
Increase (decrease) in discount rates, other provisions	(0.90%)
IFRS 16
Reconciliation of changes in other provisions [abstract]
Balance		2
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	$ 501	407
Liabilities incurred	1	7
Liabilities settled	(18)	(34)
Accretion	(30)	23
Acquisition of liabilities	1	16
Disposition of liabilities		(23)
Revisions in estimated cash flows	61	96
Revisions in discount rates	36	16
Reversals	0	0
Change in foreign exchange rates	(4)	(7)
Balance	608	501
Decommissioning and restoration | IFRS 16
Reconciliation of changes in other provisions [abstract]
Balance		0
Other
Reconciliation of changes in other provisions [abstract]
Balance	45	49
Liabilities incurred	34	7
Liabilities settled	(19)	(9)
Accretion	0	0
Acquisition of liabilities	0	3
Disposition of liabilities		(9)
Revisions in estimated cash flows	11	7
Revisions in discount rates	0	0
Reversals	(6)	(1)
Change in foreign exchange rates	0	0
Balance	$ 65	45
Other | IFRS 16
Reconciliation of changes in other provisions [abstract]
Balance		$ 2